LIQUIDITY AND GOING CONCERN	6 Months Ended
Jun. 30, 2016
LIQUIDITY AND GOING CONCERN [Abstract]
LIQUIDITY AND GOING CONCERN
NOTE 2 – LIQUIDITYAND GOING CONCERN

The Company's financial statements for the three and six months ended June 30, 2016 have been prepared on a going concern basis. The Company has reported net operating losses during the three and six months ended June 30, 2016 and for the past five years. This history of operating losses, along with the recent decrease in commodity prices, and short-term debt obligations may adversely affect the Company's ability to access the capital it needs to continue operations on terms acceptable to the Company when such capital is needed. However, due to the completion of the merger with Brushy, the conversion of the Convertible Notes, Debentures and Series A Preferred in full, the completion of the Series B Preferred Offering, the Company’s entry into the Credit and Guarantee Agreement and the resulting pay off of Independent Bank, and the acquisition of additional producing wells and properties, as of October 25, 2016, the Company’s cash balance was approximately $16.7 million. As a result of these transactions, the Company believes it has mitigated substantial doubt about its ability to continue as a going concern. Still, the Company’s ability to continue as a going concern is subject to its ability to obtain appropriate financing from sources other than its operations.

Recent Developments and Managements Plan

On June 15, 2016, the Company entered into a securities purchase agreement (the “Series B Purchase Agreement”) for $20 million shares of its Series B 6% Convertible Preferred Stock (the “Series B Preferred Stock”) and warrants to purchase up to 9,090,909 shares of its common stock, par value $0.0001 (“Common Stock”) at an exercise price of $2.50 (the “Series B Preferred Offering”). See Note 4 — Merger with Brushy and Related Transactions for additional information.

On June 23, 2016, the Company completed its Merger with Brushy. In connection with the Merger, the Company converted approximately $6.85 million of its 8% Convertible Debentures (the “Debentures”) and $7.5 million in its outstanding Series A Preferred Stock (“Series A Preferred Stock”) into Common Stock at a conversion price of $5.00. Additionally, in a series of transactions from December 29, 2015 through May 6, 2016, the Company issued approximately $5.8 million in 12% Convertible Subordinated Notes (the “Convertible Notes”) of which approximately $4.0 million was converted to Common Stock at $1.10 on June 23, 2016, in connection with the consummation of the Merger. As part of the Convertible Notes transactions, the Company issued warrants to purchase up to approximately 2.3 million shares of Common Stock with exercise prices of $0.10 and $2.50.

In connection with the Merger, the Company used a portion of the proceeds received through the transactions above to pay-down its term loan with Heartland Bank at a discount of $250,000. The Company also assumed certain liabilities of Brushy in an aggregate amount of $18.6 million. The proceeds from the Series B Preferred Offering were subsequently used to pay-down $6.0 million of Brushy's outstanding loan with its senior Lender, Independent Bank resulting in a remaining aggregate outstanding balance of $5.4 million due on December 15, 2016. Additionally, Lilis paid SOSV Investments, LLC ("SOS"), Brushy's former subordinated lender, a cash payment of $500,000, issued a subordinated unsecured promissory note in the amount of $1.0 million, due June 30, 2019 (the "SOS Note"), and a warrant to purchase up to 200,000 shares of Common at an exercise price of $25.00 (the "SOS Warrant") as partial consideration in exchange for the extinguishment of $20.5 million of Brushy's subordinated debt. The additional consideration paid to SOS was recorded as additional Merger consideration.

The Company had also paid deposits and operating expenses of Brushy toward completion of the Merger of approximately $2.5 million, which is recorded as additional Merger consideration.

For a complete description of the transactions referred to above and the Company’s outstanding indebtedness see Note 4 — Merger with Brushy and Related Transactions and Note 7 — Loan Agreements.

During the year ended December 31, 2015, the Company entered into eight joint operating agreements (“JOAs”) to participate as a non-operator in the drilling of eight wells in the DJ Basin (the “Noble Wells”), which due to capital constraints, were temporarily shut-in. In May 2016, the Company renegotiated the ability to fund its share of the outstanding drilling operations in the amount of approximately $1.68 million, the outstanding balance of which the Company paid in June 2016, using the proceeds from the transactions described above. As a result, the Company regained compliance under each of the JOAs. The oil and gas production and associated revenue for these eight wells in a total amount of $861,000 from inception through June 30, 2016, have been recorded and earned in the quarter ended June 30, 2016.

As a result of the completion of the Merger and regaining compliance with the JOAs, as of August 24, 2016, the Company was producing approximately 650 BOE a day from 35 economically producing wells. However, even after giving effect to the Merger and regaining compliance with the JOAs, due to the decline in commodity prices combined with the Company's resulting short-term outstanding indebtedness, the cash generated from the Company's production activity is not sufficient to pay its operating costs and the Company does not currently have sufficient cash to continue operations in the ordinary course without raising additional capital. The Company continues to pursue additional sources of financing but there can be no assurance that such financing will be completed on terms favorable to the Company, if at all.